UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-1629
RIVERSOURCE DIMENSIONS SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: July 31
Date of reporting period: April 30, 2011

Item 1. Schedule of Investments

Portfolio of Investments
RiverSource Disciplined Small and Mid Cap Equity Fund
April 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.2%)

Issuer	Shares		Value(a)
Aerospace & Defense (0.7%)
Astronics Corp.	4,400	(b,d)	$114,400
Cubic Corp.	16,000		865,280

Total			979,680

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.	10,600	(b)	86,708

Airlines (0.7%)
Alaska Air Group, Inc.	5,304	(b)	349,374
Hawaiian Holdings, Inc.	36,341	(b)	212,595
United Continental Holdings, Inc.	18,760	(b,d)	428,104

Total			990,073

Auto Components (3.6%)
American Axle & Manufacturing Holdings, Inc.	19,200	(b,d)	245,760
Autoliv, Inc.	17,631	(c,d)	1,412,772
Cooper Tire & Rubber Co.	16,254	(d)	438,533
Dana Holding Corp.	5,400	(b,d)	98,118
Exide Technologies	22,900	(b)	229,916
Lear Corp.	41,000		2,096,739
Tenneco, Inc.	2,457	(b)	113,538
TRW Automotive Holdings Corp.	12,359	(b)	705,205

Total			5,340,581

Beverages (0.6%)
Boston Beer Co., Inc., Class A	4,300	(b,d)	405,318
Constellation Brands, Inc., Class A	18,300	(b)	409,737

Total			815,055

Biotechnology (0.5%)
Myriad Genetics, Inc.	34,100	(b,d)	731,104

Building Products (0.3%)
AAON, Inc.	15,100	(d)	496,035

Capital Markets (1.5%)
Arlington Asset Investment Corp., Class A	8,300	(d)	253,150
Internet Capital Group, Inc.	19,600	(b,d)	272,244
MCG Capital Corp.	61,300	(d)	404,580
TICC Capital Corp.	113,200	(d)	1,283,688

Total			2,213,662

Chemicals (3.1%)
Cabot Corp.	1,838		82,434
Eastman Chemical Co.	10,128		1,086,228
Hawkins, Inc.	6,800		319,872
Lubrizol Corp.	3,245		436,517

Issuer	Shares		Value(a)
Minerals Technologies, Inc.	21,000		1,428,000
NewMarket Corp.	6,361	(d)	1,172,460
Westlake Chemical Corp.	1,600		105,040

Total			4,630,551

Commercial Banks (1.7%)
Banco Latinoamericano de Comercio Exterior SA, Series E	4,000	(c,d)	69,440
Cathay General Bancorp	4,100	(d)	69,905
Huntington Bancshares, Inc.	84,100		571,039
International Bancshares Corp.	75,598	(d)	1,332,037
Nara Bancorp, Inc.	7,600	(b,d)	74,708
Republic Bancorp, Inc., Class A	14,300	(d)	311,454
Virginia Commerce Bancorp, Inc.	12,100	(b,d)	72,721
Wilshire Bancorp, Inc.	13,600	(b,d)	54,400

Total			2,555,704

Commercial Services & Supplies (1.4%)
Consolidated Graphics, Inc.	20	(b)	1,123
Deluxe Corp.	56,200		1,521,897
Kimball International, Inc., Class B	24,290	(d)	181,689
RR Donnelley & Sons Co.	15,890		299,685

Total			2,004,394

Communications Equipment (0.4%)
Plantronics, Inc.	8,293	(d)	307,421
Tellabs, Inc.	47,291		232,672

Total			540,093

Computers & Peripherals (0.8%)
Lexmark International, Inc., Class A	22,384	(b)	721,884
QLogic Corp.	6,100	(b)	109,678
Synaptics, Inc.	12,000	(b,d)	341,040

Total			1,172,602

Construction & Engineering (2.3%)
Chicago Bridge & Iron Co. NV	5,600	(c)	227,024
Great Lakes Dredge & Dock Corp.	145,500		1,083,975
KBR, Inc.	52,245		2,004,641

Total			3,315,640

Consumer Finance (1.7%)
Credit Acceptance Corp.	1,800	(b)	145,620
Discover Financial Services	31,881		791,924
Nelnet, Inc., Class A	63,400	(d)	1,460,102
World Acceptance Corp.	2,000	(b)	135,900

Total			2,533,546

Containers & Packaging (1.0%)
Ball Corp.	41,000		1,529,710

Diversified Consumer Services (1.4%)
Bridgepoint Education, Inc.	27,800	(b,d)	487,890
Lincoln Educational Services Corp.	5,200	(d)	86,840
Pre-Paid Legal Services, Inc.	15,019	(b)	990,503
Sotheby’s	9,217		465,643

Total			2,030,876

Issuer	Shares		Value(a)
Electric Utilities (3.4%)
DPL, Inc.	57,500		1,741,675
Edison International	33,227		1,304,824
El Paso Electric Co.	53,200	(b)	1,648,136
Pinnacle West Capital Corp.	3,400		147,526
Portland General Electric Co.	4,100	(d)	102,336

Total			4,944,497

Electrical Equipment (0.3%)
AMETEK, Inc.	8,850		407,454
Brady Corp., Class A	2,700	(d)	101,817

Total			509,271

Electronic Equipment, Instruments & Components (2.8%)
Anixter International, Inc.	13,027		978,849
Brightpoint, Inc.	34,800	(b,d)	352,176
Electro Rent Corp.	20,600	(d)	324,450
Littelfuse, Inc.	8,894	(d)	553,296
Vishay Intertechnology, Inc.	98,300	(b,d)	1,875,564

Total			4,084,335

Energy Equipment & Services (1.7%)
Oceaneering International, Inc.	21,800	(b)	1,905,756
Parker Drilling Co.	27,500	(b)	196,075
PHI, Inc.	3,900	(b)	87,282
RPC, Inc.	3,700	(d)	100,085
SEACOR Holdings, Inc.	1,858		183,626

Total			2,472,824

Food & Staples Retailing (0.3%)
Ruddick Corp.	9,169	(d)	380,697

Food Products (0.5%)
Cal-Maine Foods, Inc.	8,223	(d)	237,562
Smithfield Foods, Inc.	18,300	(b)	431,148

Total			668,710

Gas Utilities (1.3%)
Chesapeake Utilities Corp.	3,000	(d)	128,370
Energen Corp.	3,212		208,812
UGI Corp.	45,600		1,518,480

Total			1,855,662

Health Care Equipment & Supplies (2.2%)
Cyberonics, Inc.	20,500	(b,d)	729,185
Hill-Rom Holdings, Inc.	42,653		1,919,812
IDEXX Laboratories, Inc.	6,900	(b)	561,867

Total			3,210,864

Health Care Providers & Services (5.0%)
AMERIGROUP Corp.	25,284	(b,d)	1,726,897
Assisted Living Concepts, Inc., Class A	3,000	(b)	108,180
CIGNA Corp.	1,663		77,878
Corvel Corp.	16,200	(b,d)	839,160
Health Management Associates, Inc., Class A	32,400	(b)	365,472
Humana, Inc.	26,566	(b)	2,022,205
LifePoint Hospitals, Inc.	3,000	(b,d)	124,830
Lincare Holdings, Inc.	13,450	(d)	422,599

Issuer	Shares		Value(a)
Magellan Health Services, Inc.	20,968	(b,d)	1,090,755
The Ensign Group, Inc.	9,100	(d)	251,706
The Providence Service Corp.	23,400	(b,d)	344,916

Total			7,374,598

Health Care Technology (0.5%)
Computer Programs & Systems, Inc.	10,700		629,053
MedQuist, Inc.	8,100		82,863

Total			711,916

Hotels, Restaurants & Leisure (0.1%)
Brinker International, Inc.	5,124		123,437
Multimedia Games Holding Co., Inc.	12,500	(b)	73,375

Total			196,812

Household Products (—%)
Central Garden and Pet Co., Class A	4,300	(b,d)	43,086

Industrial Conglomerates (0.7%)
Raven Industries, Inc.	5,100	(d)	277,236
Seaboard Corp.	304	(d)	725,648

Total			1,002,884

Insurance (5.4%)
American Equity Investment Life Holding Co.	43,800	(d)	563,268
Brown & Brown, Inc.	63,800		1,649,230
Delphi Financial Group, Inc., Class A	21,400	(d)	683,730
FBL Financial Group, Inc., Class A	25,300	(d)	771,650
Horace Mann Educators Corp.	2,160		38,621
Meadowbrook Insurance Group, Inc.	33,000	(d)	337,920
Protective Life Corp.	56,847		1,529,753
Reinsurance Group of America, Inc.	29,600		1,873,680
Symetra Financial Corp.	46,900		650,972

Total			8,098,824

Internet Software & Services (1.1%)
j2 Global Communications, Inc.	2,500	(b,d)	73,650
Travelzoo, Inc.	10,400	(b,d)	851,760
ValueClick, Inc.	40,500	(b,d)	678,375

Total			1,603,785

IT Services (3.9%)
Acxiom Corp.	27,353	(b)	398,260
CSG Systems International, Inc.	48,059	(b)	1,020,773
DST Systems, Inc.	39,200		1,932,952
Lender Processing Services, Inc.	5,200		153,036
NeuStar, Inc., Class A	600	(b,d)	16,134
Syntel, Inc.	1,200	(d)	65,616
TeleTech Holdings, Inc.	57,500	(b,d)	1,142,525
Total System Services, Inc.	56,100		1,057,485

Total			5,786,781

Leisure Equipment & Products (1.4%)
Arctic Cat, Inc.	21,100	(b,d)	354,269
Jakks Pacific, Inc.	19,935	(b,d)	419,432
Polaris Industries, Inc.	4,548	(d)	479,496
Sturm Ruger & Co., Inc.	31,000		737,180

Total			1,990,377

Issuer	Shares		Value(a)
Life Sciences Tools & Services (0.4%)
Dionex Corp.	1,000	(b)	118,350
Mettler-Toledo International, Inc.	2,700	(b)	505,980

Total			624,330

Machinery (3.4%)
AGCO Corp.	7,867	(b)	452,982
Alamo Group, Inc.	6,700	(d)	191,687
CLARCOR, Inc.	2,500	(d)	112,975
Graco, Inc.	5,100		255,153
IDEX Corp.	4,500		211,140
LB Foster Co., Class A	9,457	(d)	402,490
The Toro Co.	22,600		1,534,766
Timken Co.	32,830		1,851,283

Total			5,012,476

Marine (0.1%)
Kirby Corp.	3,000	(b,d)	170,340

Media (0.6%)
DISH Network Corp., Class A	31,258	(b)	782,700
Sinclair Broadcast Group, Inc., Class A	8,900		102,261

Total			884,961

Metals & Mining (0.3%)
Walter Energy, Inc.	2,948	(d)	407,473

Multiline Retail (0.5%)
Dillard’s, Inc., Class A	15,297	(d)	734,562

Multi-Utilities (0.7%)
Alliant Energy Corp.	18,000		711,720
OGE Energy Corp.	5,400		287,118

Total			998,838

Office Electronics (0.1%)
Zebra Technologies Corp., Class A	3,200	(b)	125,728

Oil, Gas & Consumable Fuels (6.2%)
Alpha Natural Resources, Inc.	11,500	(b,d)	668,955
Arch Coal, Inc.	24,800		850,640
Cimarex Energy Co.	4,784		529,063
Cloud Peak Energy, Inc.	18,200	(b)	378,924
International Coal Group, Inc.	63,900	(b,d)	704,817
James River Coal Co.	35,600	(b,d)	830,192
Murphy Oil Corp.	5,409	(e)	419,089
Tesoro Corp.	34,000	(b,d)	922,080
Vaalco Energy, Inc.	75,500	(b,d)	526,235
W&T Offshore, Inc.	57,700		1,546,936
Western Refining, Inc.	9,900	(b)	167,904
Whiting Petroleum Corp.	7,872	(b)	547,104
World Fuel Services Corp.	31,163		1,233,432

Total			9,325,371

Issuer	Shares		Value(a)
Paper & Forest Products (2.9%)
Buckeye Technologies, Inc.	56,500		1,591,040
Clearwater Paper Corp.	6,603	(b,d)	518,203
Domtar Corp.	22,474	(c)	2,090,532

Total			4,199,775

Personal Products (1.4%)
Herbalife Ltd.	15,300	(c)	1,373,634
Nu Skin Enterprises, Inc., Class A	12,353	(d)	396,408
Nutraceutical International Corp.	4,800	(b,d)	76,128
Revlon, Inc., Class A	9,600	(b)	165,312

Total			2,011,482

Pharmaceuticals (2.6%)
Endo Pharmaceuticals Holdings, Inc.	46,089	(b)	1,804,844
Forest Laboratories, Inc.	30,980	(b)	1,027,297
Par Pharmaceutical Companies, Inc.	1,881	(b,d)	64,782
Perrigo Co.	4,904	(d)	443,125
Questcor Pharmaceuticals, Inc.	5,115	(b,d)	104,858
Viropharma, Inc.	15,989	(b,d)	308,428

Total			3,753,334

Real Estate Investment Trusts (REITs) (8.3%)
American Capital Agency Corp.	38,699		1,126,528
Anworth Mortgage Asset Corp.	116,116		833,713
Apartment Investment & Management Co., Class A	72,401		1,951,930
Ashford Hospitality Trust, Inc.	8,500		105,995
Capstead Mortgage Corp.	41,049	(d)	543,489
CBL & Associates Properties, Inc.	88,452	(d)	1,642,554
Colonial Properties Trust	11,300	(d)	239,108
Duke Realty Corp.	7,000		106,750
Equity Lifestyle Properties, Inc.	10,400		622,128
Extra Space Storage, Inc.	16,760	(d)	362,854
Glimcher Realty Trust	66,900	(d)	638,895
Hatteras Financial Corp.	3,968	(d)	112,731
Hospitality Properties Trust	42,368		1,023,187
Lexington Realty Trust	18,028	(d)	179,919
MFA Financial, Inc.	135,726		1,083,093
PS Business Parks, Inc.	3,000		180,780
Rayonier, Inc.	3,500		232,260
Resource Capital Corp.	9,100	(d)	58,968
Sun Communities, Inc.	24,900	(d)	958,152
Urstadt Biddle Properties, Inc., Class A	19,300	(d)	379,824

Total			12,382,858

Real Estate Management & Development (0.5%)
CB Richard Ellis Group, Inc., Class A	16,611	(b)	443,680
Forest City Enterprises, Inc., Class A	18,500	(b,d)	355,385

Total			799,065

Road & Rail (2.2%)
Amerco, Inc.	2,400	(b,d)	244,128
Hertz Global Holdings, Inc.	18,300	(b)	314,943
JB Hunt Transport Services, Inc.	10,900		519,712
Ryder System, Inc.	36,500		1,952,750
Werner Enterprises, Inc.	5,800	(d)	151,786

Total			3,183,319

Issuer	Shares		Value(a)
Semiconductors & Semiconductor Equipment (4.9%)
Atmel Corp.	14,200	(b)	217,260
Entegris, Inc.	80,800	(b)	697,304
Fairchild Semiconductor International, Inc.	35,100	(b)	736,047
GT Solar International, Inc.	79,400	(b)	886,898
Micrel, Inc.	105,300	(d)	1,348,893
Novellus Systems, Inc.	45,600	(b)	1,463,760
Photronics, Inc.	30,900	(b,d)	269,757
RF Micro Devices, Inc.	4,400	(b)	29,304
Teradyne, Inc.	86,100	(b,d)	1,386,210
TriQuint Semiconductor, Inc.	8,600	(b)	118,422
Veeco Instruments, Inc.	2,200	(b,d)	112,486

Total			7,266,341

Software (1.9%)
Cadence Design Systems, Inc.	14,900	(b,d)	154,662
Factset Research Systems, Inc.	6,400	(d)	700,224
Manhattan Associates, Inc.	31,500	(b)	1,138,725
MicroStrategy, Inc., Class A	1,067	(b,d)	150,767
Renaissance Learning, Inc.	12,200	(d)	146,278
TeleNav, Inc.	34,300	(b,d)	465,794

Total			2,756,450

Specialty Retail (5.1%)
Aeropostale, Inc.	30,200	(b)	771,006
American Eagle Outfitters, Inc.	10,503		163,427
ANN, Inc.	13,601	(b)	424,487
Casual Male Retail Group, Inc.	13,000	(b,d)	54,860
GameStop Corp., Class A	70,200	(b,d)	1,802,736
PetSmart, Inc.	2,279		96,105
Pier 1 Imports, Inc.	16,900	(b)	205,842
Rent-A-Center, Inc.	49,299	(d)	1,501,155
Sally Beauty Holdings, Inc.	17,600	(b,d)	260,304
The Cato Corp., Class A	10,990	(d)	280,355
The Men’s Wearhouse, Inc.	998		27,834
Weight Watchers International, Inc.	23,500		1,827,125
Williams-Sonoma, Inc.	3,391		147,203

Total			7,562,439

Textiles, Apparel & Luxury Goods (1.4%)
Deckers Outdoor Corp.	12,194	(b,d)	1,034,783
Fossil, Inc.	5,186	(b)	496,715
The Warnaco Group, Inc.	8,083	(b)	520,222

Total			2,051,720

Tobacco (0.3%)
Universal Corp.	8,686	(d)	376,799

Trading Companies & Distributors (2.0%)
Applied Industrial Technologies, Inc.	31,100		1,096,586
MSC Industrial Direct Co., Class A	2,400		171,816
United Rentals, Inc.	58,200	(b,d)	1,712,244

Total			2,980,646

Wireless Telecommunication Services (1.0%)
Telephone & Data Systems, Inc.	7,581		254,418
USA Mobility, Inc.	77,652	(d)	1,199,724

Total			1,454,142

Total Common Stocks (Cost: $111,734,390)			$145,964,386

Mutual Fund (0.1%)

	Shares		Value(a)
Capital Markets
Kayne Anderson Energy Development Co.	4,800	(d)	$94,080

Total Mutual Fund (Cost: $70,123)			$94,080

Money Market Fund (0.8%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.195%	1,249,798	(f)	$1,249,798

Total Money Market Fund
(Cost: $1,249,798)			$1,249,798

Investments of Cash Collateral Received for Securities on Loan (22.3%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Certificates of Deposit (2.0%)
Erste Bank der Oesterreichischen Sparkassen AG
05-05-11	0.330%	$1,000,000	$1,000,000
N.V. Bank Nederlandse Gemeenten
06-30-11	0.360	1,000,000	1,000,000
Skandinaviska Enskilda Banken
05-06-11	0.210	1,000,000	1,000,000

Total			3,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (20.3%)(g)
Cantor Fitzgerald & Co. dated 04-29-11, matures 05-02-11, repurchase price $20,000,117	0.070%	$20,000,000	$20,000,000
HSBC Securities, Inc. dated 04-29-11, matures 05-02-11, repurchase price $5,766,818	0.030	5,766,804	5,766,804
Nomura Securities dated 04-29-11, matures 05-02-11, repurchase price $4,000,020	0.060	4,000,000	4,000,000

Total			29,766,804

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $32,766,804)			$32,766,804

Total Investments in Securities
(Cost: $145,821,115)(h)			$180,075,068

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Futures Contracts Outstanding at April 30, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation

E-Mini S&P MidCap 400 Index	6	$608,100	June 2011	$22,939	$—
Russell 2000 Mini Index	7	604,730	June 2011	23,473	—

Total				$46,412	$—

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2011.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At April 30, 2011, the value of foreign securities, excluding short-term securities, represented 3.52% of net assets.

(d)	At April 30, 2011, security was partially or fully on loan.

(e)	At April 30, 2011, investments in securities included securities valued at $271,180 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at April 30, 2011.

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fizgerald & Co. (0.070%)

Security description	Value (a)

Fannie Mae Interest Strip	$1,174,446
Fannie Mae Pool	10,949,236
Fannie Mae Principal Strip	87,034
Fannie Mae REMICS	45,999
Fannie Mae Whole Loan	1,966
Federal Farm Credit Bank	166,175
Federal Home Loan Bank Discount Notes	667
Federal Home Loan Banks	358,815
Federal Home Loan Mortgage Corp	109,360
Federal National Mortgage Association	116,416
Freddie Mac Non Gold Pool	3,992,607
Freddie Mac REMICS	774,864
Freddie Mac Strips	96,771
Ginnie Mae I Pool	145,031
Ginnie Mae II Pool	874,052
Government National Mortgage Association	257,996
United States Treasury Inflation Indexed Bonds	74,316
United States Treasury Strip Coupon	1,105,448
United States Treasury Strip Principal	68,801

Total Market Value of Collateral Securities	$20,400,000

HSBC Securities, Inc. (0.030%)

Security description	Value (a)

Federal Home Loan Banks	$673,689
Federal Home Loan Mortgage Corp	2,658,738
Federal National Mortgage Association	2,549,760

Total Market Value of Collateral Securities	$5,882,187

Nomura Securities (0.060%)

Security description	Value (a)

Ginnie Mae II Pool	$4,080,000

Total Market Value of Collateral Securities	$4,080,000

(h)	At April 30, 2011, the cost of securities for federal income tax purposes was approximately $145,821,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$35,225,000
Unrealized depreciation	(971,000)

Net unrealized appreciation	$34,254,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2011:

	Fair value at April 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$145,964,386	$—	$—	$145,964,386

Total Equity Securities	145,964,386	—	—	145,964,386

Other
Mutual Fund	94,080	—	—	94,080
Affiliated Money Market Fund(c)	1,249,798	—	—	1,249,798
Investments of Cash Collateral Received for Securities on Loan	—	32,766,804	—	32,766,804

Total Other	1,343,878	32,766,804	—	34,110,682

Investments in Securities	147,308,264	32,766,804	—	180,075,068
Derivatives(d)
Assets
Futures Contracts	46,412	—	—	46,412

Total	$147,354,676	$32,766,804	$—	$180,121,480

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at April 30, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
RiverSource Disciplined Small Cap Value Fund
April 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.7%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.2%)
Astronics Corp.	3,700	(b,d)	$96,200
Ceradyne, Inc.	2,311	(b,d)	108,293
Cubic Corp.	8,400		454,272

Total			658,765

Air Freight & Logistics (0.9%)
Air Transport Services Group, Inc.	22,500	(b)	184,050
Atlas Air Worldwide Holdings, Inc.	4,258	(b)	293,419

Total			477,469

Airlines (2.4%)
Alaska Air Group, Inc.	9,470	(b)	623,789
Hawaiian Holdings, Inc.	74,600	(b)	436,410
U.S. Airways Group, Inc.	27,800	(b,d)	252,702

Total			1,312,901

Auto Components (0.9%)
Dana Holding Corp.	2,700	(b)	49,059
Exide Technologies	15,800	(b)	158,632
Spartan Motors, Inc.	4,100	(d)	27,716
Standard Motor Products, Inc.	6,800	(d)	96,900
Superior Industries International, Inc.	5,500		138,985

Total			471,292

Capital Markets (3.6%)
American Capital Ltd.	39,500	(b,d)	405,665
Apollo Investment Corp.	13,123	(d)	155,508
Arlington Asset Investment Corp.	5,600	(d)	170,800
Capital Southwest Corp.	600	(d)	57,744
GAMCO Investors, Inc., Class A	1,400	(d)	72,030
Gladstone Investment Corp.	21,100	(d)	163,314
MCG Capital Corp.	32,000	(d)	211,200
Medallion Financial Corp.	4,600		42,458
NGP Capital Resources Co.	12,400		117,056
Sanders Morris Harris Group, Inc.	1,700		14,671
TICC Capital Corp.	46,700	(d)	529,578

Total			1,940,024

Chemicals (3.9%)
Ferro Corp.	14,906	(b)	223,590
Hawkins, Inc.	8,800		413,952
Innophos Holdings, Inc.	11,645		539,629
Minerals Technologies, Inc.	6,736		458,048
OM Group, Inc.	5,212	(b)	188,883
Westlake Chemical Corp.	4,000		262,600

Total			2,086,702

Issuer	Shares		Value(a)
Commercial Banks (8.7%)
1st Source Corp.	5,400	(d)	114,588
Banco Latinoamericano de Comercio Exterior SA, Series E	22,500	(c,d)	390,600
Bank of Marin Bancorp	1,500		56,460
Camden National Corp.	898	(d)	31,026
Cathay General Bancorp	4,900	(d)	83,545
Century Bancorp, Inc., Class A	2,702	(d)	74,521
Community Trust Bancorp, Inc.	2,500		70,750
Enterprise Financial Services Corp.	25,300		376,970
Financial Institutions, Inc.	4,700	(d)	79,900
First Bancorp	15,611	(d)	217,930
First Financial Corp.	2,400	(d)	77,184
First Merchants Corp.	10,200	(d)	94,554
German American Bancorp, Inc.	3,296	(d)	57,515
Great Southern Bancorp, Inc.	5,559	(d)	115,071
Heartland Financial USA, Inc.	3,500		55,020
Independent Bank Corp.	7,500	(d)	219,825
International Bancshares Corp.	24,298	(d)	428,131
Lakeland Bancorp, Inc.	6,615	(d)	70,714
MainSource Financial Group, Inc.	41,628	(d)	400,878
Nara Bancorp, Inc.	25,500	(b,d)	250,665
National Bankshares, Inc.	4,466	(d)	126,968
OmniAmerican Bancorp, Inc.	8,800	(b)	131,560
Orrstown Financial Services, Inc.	1,000		27,240
Republic Bancorp, Inc., Class A	22,419	(d)	488,285
S&T Bancorp, Inc.	6,400		130,624
Southside Bancshares, Inc.	4,935	(d)	107,336
Virginia Commerce Bancorp, Inc.	34,300	(b,d)	206,143
West Bancorporation, Inc.	10,387	(d)	80,915
Wilshire Bancorp, Inc.	22,266	(b,d)	89,064

Total			4,653,982

Commercial Services & Supplies (2.1%)
Consolidated Graphics, Inc.	2,314	(b,d)	129,931
Courier Corp.	2,700	(d)	36,990
Deluxe Corp.	15,300	(d)	414,324
The Brink’s Co.	12,100		399,421
Unifirst Corp.	3,072	(d)	159,007

Total			1,139,673

Communications Equipment (0.8%)
Comtech Telecommunications Corp.	15,800	(d)	447,140

Construction & Engineering (1.5%)
Great Lakes Dredge & Dock Corp.	54,200		403,790
Layne Christensen Co.	5,474	(b)	162,906
MasTec, Inc.	10,800	(b,d)	244,944

Total			811,640

Consumer Finance (1.9%)
Ezcorp, Inc., Class A	7,500	(b,d)	236,175
Nelnet, Inc., Class A	20,000	(d)	460,600
World Acceptance Corp.	5,009	(b,d)	340,362

Total			1,037,137

Diversified Telecommunication Services (0.3%)
General Communication, Inc., Class A	7,700	(b,d)	88,550
IDT Corp., Class B	1,900		55,081

Total			143,631

Issuer	Shares		Value(a)
Electric Utilities (2.8%)
El Paso Electric Co.	16,200	(b)	501,876
IDACORP, Inc.	12,800		501,888
Portland General Electric Co.	6,000		149,760
Unisource Energy Corp.	9,900		367,587

Total			1,521,111

Electrical Equipment (—%)
AZZ, Inc.	400	(d)	17,512

Electronic Equipment, Instruments & Components (3.7%)
Agilysys, Inc.	37,500	(b,d)	195,750
Anixter International, Inc.	5,850		439,570
Coherent, Inc.	2,075	(b)	129,708
Daktronics, Inc.	6,000	(d)	64,380
Electro Rent Corp.	7,400	(d)	116,550
Fabrinet	5,800	(b,c,d)	133,690
Gerber Scientific, Inc.	7,200	(b,d)	68,832
Littelfuse, Inc.	6,571	(d)	408,782
Methode Electronics, Inc.	7,792	(d)	96,309
Richardson Electronics Ltd.	10,000	(d)	134,800
Rogers Corp.	2,591	(b)	107,578
TTM Technologies, Inc.	5,500	(b,d)	105,160

Total			2,001,109

Energy Equipment & Services (2.1%)
Bristow Group, Inc.	1,500	(b)	69,600
Complete Production Services, Inc.	3,400	(b)	115,396
Gulf Island Fabrication, Inc.	6,300	(d)	222,642
Parker Drilling Co.	47,400	(b,d)	337,962
PHI, Inc.	18,200	(b)	407,316

Total			1,152,916

Food & Staples Retailing (1.4%)
Nash Finch Co.	3,471	(d)	129,191
Ruddick Corp.	11,031	(d)	458,007
Spartan Stores, Inc.	2,277	(d)	35,544
Weis Markets, Inc.	3,249	(d)	134,086

Total			756,828

Food Products (0.4%)
Cal-Maine Foods, Inc.	7,400	(d)	213,786

Gas Utilities (2.1%)
Chesapeake Utilities Corp.	4,900	(d)	209,671
Nicor, Inc.	1,640		90,905
Southwest Gas Corp.	13,400	(d)	532,918
The Laclede Group, Inc.	2,397		91,973
WGL Holdings, Inc.	5,000	(d)	197,600

Total			1,123,067

Health Care Equipment & Supplies (0.3%)
Cantel Medical Corp.	7,100	(d)	184,103

Health Care Providers & Services (4.0%)
American Dental Partners, Inc.	3,900	(b,d)	51,441
AMERIGROUP Corp.	10,100	(b,d)	689,830

Issuer	Shares		Value(a)
Healthsouth Corp.	13,700	(b)	351,131
Healthspring, Inc.	2,776	(b,d)	115,176
Kindred Healthcare, Inc.	1,849	(b,d)	46,632
Magellan Health Services, Inc.	10,990	(b)	571,700
National Healthcare Corp.	1,100		51,106
Universal American Corp.	12,758		294,710

Total			2,171,726

Hotels, Restaurants & Leisure (0.6%)
Multimedia Games Holding Co., Inc.	53,300	(b)	312,871
Ruby Tuesday, Inc.	2,400	(b)	25,224

Total			338,095

Household Durables (0.4%)
American Greetings Corp., Class A	5,190	(d)	127,674
Kid Brands, Inc.	5,300	(b,d)	38,743
Libbey, Inc.	4,200	(b)	71,610

Total			238,027

Household Products (0.1%)
Oil-Dri Corp. of America	3,000		66,270

Industrial Conglomerates (1.3%)
Seaboard Corp.	195	(d)	465,465
Standex International Corp.	3,661	(d)	133,846
Tredegar Corp.	5,100	(d)	111,588

Total			710,899

Insurance (6.0%)
American Equity Investment Life Holding Co.	36,500	(d)	469,390
Delphi Financial Group, Inc., Class A	16,700	(d)	533,565
FBL Financial Group, Inc., Class A	14,300	(d)	436,150
Horace Mann Educators Corp.	21,998		393,324
Meadowbrook Insurance Group, Inc.	42,641	(d)	436,644
Montpelier Re Holdings Ltd.	1,966	(c,d)	35,565
National Financial Partners Corp.	12,983	(b,d)	208,896
ProAssurance Corp.	10,573	(b)	702,048
Tower Group, Inc.	1,000		22,870

Total			3,238,452

Internet Software & Services (0.3%)
j2 Global Communications, Inc.	2,300	(b,d)	67,758
United Online, Inc.	8,700	(d)	57,420
ValueClick, Inc.	2,300	(b,d)	38,525

Total			163,703

IT Services (1.7%)
CACI International, Inc., Class A	1,700	(b,d)	103,887
CSG Systems International, Inc.	11,904	(b)	252,841
Global Cash Access Holdings, Inc.	30,100	(b,d)	99,330
Online Resources Corp.	2,200	(b,d)	8,404
TeleTech Holdings, Inc.	23,400	(b)	464,958

Total			929,420

Leisure Equipment & Products (1.8%)
Arctic Cat, Inc.	27,500	(b)	461,725
Jakks Pacific, Inc.	24,447	(b,d)	514,365

Total			976,090

Issuer	Shares		Value(a)
Machinery (1.4%)
Alamo Group, Inc.	3,400		97,274
Briggs & Stratton Corp.	2,600	(d)	61,334
CLARCOR, Inc.	3,100		140,089
EnPro Industries, Inc.	4,700	(b)	188,376
LB Foster Co., Class A	6,137		261,191

Total			748,264

Marine (0.2%)
International Shipholding Corp.	3,567	(d)	85,572

Media (0.9%)
EW Scripps Co., Class A	4,040	(b)	38,380
Nexstar Broadcasting Group, Inc. Class A	3,900	(b)	32,526
PRIMEDIA, Inc.	9,500		46,550
Sinclair Broadcast Group, Inc., Class A	30,100		345,849

Total			463,305

Metals & Mining (0.5%)
Hecla Mining Co.	15,000	(b)	141,150
Materion Corp.	2,775	(b,d)	115,884

Total			257,034

Multiline Retail (1.1%)
Dillard’s, Inc., Class A	12,667	(d)	608,269

Multi-Utilities (0.9%)
Avista Corp.	18,900		460,215

Oil, Gas & Consumable Fuels (6.7%)
Cloud Peak Energy, Inc.	20,894	(b)	435,013
Green Plains Renewable Energy, Inc.	13,100	(b,d)	164,012
International Coal Group, Inc.	16,800	(b,d)	185,304
James River Coal Co.	18,600	(b,d)	433,752
Patriot Coal Corp.	11,004	(b)	277,081
Petroleum Development Corp.	9,896	(b,d)	394,059
REX American Resources Corp.	900	(b)	15,552
Stone Energy Corp.	4,700	(b)	166,192
Vaalco Energy, Inc.	20,600	(b,d)	143,582
W&T Offshore, Inc.	16,600		445,046
Western Refining, Inc.	16,300	(b,d)	276,448
World Fuel Services Corp.	15,700	(d)	621,406

Total			3,557,447

Paper & Forest Products (2.0%)
Buckeye Technologies, Inc.	18,600		523,775
Clearwater Paper Corp.	3,637	(b)	285,432
KapStone Paper and Packaging Corp.	12,344	(b,d)	214,539
PH Glatfelter Co.	3,946	(d)	53,666

Total			1,077,412

Personal Products (0.1%)
Revlon, Inc., Class A	3,800	(b)	65,436

Pharmaceuticals (1.8%)
Cornerstone Therapeutics, Inc.	4,700	(b,d)	32,853
Impax Laboratories, Inc.	3,200	(b,d)	87,616

Issuer	Shares		Value(a)
Par Pharmaceutical Companies, Inc.	13,480	(b,d)	464,251
The Medicines Co.	6,700	(b)	105,190
Viropharma, Inc.	14,400	(b)	277,776

Total			967,686

Professional Services (0.2%)
The Dolan Co.	7,400	(b,d)	87,098

Real Estate Investment Trusts (REITs) (15.0%)
American Capital Agency Corp.	20,218		588,546
Anworth Mortgage Asset Corp.	55,239		396,616
Ashford Hospitality Trust, Inc.	20,900		260,623
Associated Estates Realty Corp.	5,084		84,598
Capstead Mortgage Corp.	8,934		118,286
CBL & Associates Properties, Inc.	32,900	(d)	610,953
Colonial Properties Trust	29,800	(d)	630,567
Cypress Sharpridge Investments, Inc.	2,677	(d)	33,061
Equity Lifestyle Properties, Inc.	7,400		442,668
Extra Space Storage, Inc.	22,097	(d)	478,400
Glimcher Realty Trust	28,800	(d)	275,040
Hatteras Financial Corp.	11,402	(d)	323,931
Home Properties, Inc.	600		38,040
LaSalle Hotel Properties	900		25,326
Lexington Realty Trust	48,300	(d)	482,034
MFA Financial, Inc.	64,291		513,042
Mid-America Apartment Communities, Inc.	4,600	(d)	307,510
NorthStar Realty Finance Corp.	6,200		31,310
One Liberty Properties, Inc.	2,500	(d)	38,775
PS Business Parks, Inc.	4,200		253,092
Resource Capital Corp.	44,700	(d)	289,656
Sovran Self Storage, Inc.	1,588		67,935
Strategic Hotels & Resorts, Inc.	3,800	(b)	25,916
Sun Communities, Inc.	14,517	(d)	558,614
Tanger Factory Outlet Centers	16,200	(d)	447,606
Urstadt Biddle Properties, Inc., Class A	19,300	(d)	379,824
U-Store-It Trust	26,300		298,768

Total			8,000,737

Road & Rail (1.2%)
Amerco, Inc.	1,700	(b,d)	172,924
Werner Enterprises, Inc.	18,400	(d)	481,528

Total			654,452

Semiconductors & Semiconductor Equipment (2.0%)
Alpha & Omega Semiconductor Ltd.	6,200	(b)	87,916
Cabot Microelectronics Corp.	8,100	(b,d)	395,685
Entegris, Inc.	28,100	(b)	242,503
Photronics, Inc.	41,900	(b,d)	365,787

Total			1,091,891

Software (0.9%)
Fair Isaac Corp.	16,300		487,044

Specialty Retail (3.5%)
Build-A-Bear Workshop, Inc.	5,976	(b,d)	36,633
Collective Brands, Inc.	1,500	(b,d)	31,500
PEP Boys — Manny, Moe & Jack	12,700	(d)	173,990
Rent-A-Center, Inc.	22,173		675,167
Sally Beauty Holdings, Inc.	20,800	(b,d)	307,632

Issuer	Shares		Value(a)
Stage Stores, Inc.	1,500		28,890
Talbots, Inc.	12,500	(b,d)	67,250
The Childrens Place Retail Stores, Inc.	1,000	(b,d)	53,170
The Finish Line, Inc., Class A	14,234		305,889
The Men’s Wearhouse, Inc.	7,149		199,386

Total			1,879,507

Textiles, Apparel & Luxury Goods (0.4%)
The Timberland Co., Class A	4,600	(b)	207,874

Thrifts & Mortgage Finance (1.3%)
BankFinancial Corp.	5,800	(d)	53,012
Federal Agricultural Mortgage Corp., Class C	9,300	(d)	176,235
Flushing Financial Corp.	22,700	(d)	334,144
NASB Financial, Inc.	1,900	(b,d)	29,317
Provident Financial Services, Inc.	6,600	(d)	95,832

Total			688,540

Tobacco (0.6%)
Universal Corp.	7,684	(d)	333,332

Trading Companies & Distributors (1.2%)
TAL International Group, Inc.	2,000		72,100
United Rentals, Inc.	19,525	(b,d)	574,426

Total			646,526

Wireless Telecommunication Services (0.6%)
USA Mobility, Inc.	20,700		319,815

Total Common Stocks (Cost: $43,773,866)			$53,670,926

Money Market Fund (0.4%)

	Shares		Value(a)
Money Market Fund
Columbia Short-Term Cash Fund, 0.195%	227,467	(f)	$227,467

Total Money Market Fund (Cost: $227,467)			$227,467

Investments of Cash Collateral Received for Securities on Loan (23.1%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(e)
Cantor Fitzgerald & Co. dated 04-29-11, matures 05-02-11, repurchase price $10,000,058	0.070%	$10,000,000	$10,000,000
HSBC Securities, Inc. dated 04-29-11, matures 05-02-11, repurchase price $2,425,243	0.030	2,425,237	2,425,237

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $12,425,237)			$12,425,237

Total Investments in Securities (Cost: $56,426,570)(g)			$66,323,630

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Investments in Derivatives
At April 30, 2011, $11,600 was held in a margin deposit account as collateral to cover initial margin requirements on open stock index futures contracts.
Futures Contracts Outstanding at April 30, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation

Russell 2000 Mini Index	3	$259,170	June 2011	$21,433	$—

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2011.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At April 30, 2011, the value of foreign securities, excluding short-term securities, represented 1.04% of net assets.

(d)	At April 30, 2011, security was partially or fully on loan.

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.070%)

Security Description	Value (a)

Fannie Mae Interest Strip	$587,223
Fannie Mae Pool	5,474,618
Fannie Mae Principal Strip	43,517
Fannie Mae REMICS	22,999
Fannie Mae Whole Loan	983
Federal Farm Credit Bank	83,087
Federal Home Loan Bank Discount Notes	333
Federal Home Loan Banks	179,408
Federal Home Loan Mortgage Corp	54,680
Federal National Mortgage Association	58,208
Freddie Mac Non Gold Pool	1,996,304
Freddie Mac REMICS	387,432
Freddie Mac Strips	48,386
Ginnie Mae I Pool	72,516
Ginnie Mae II Pool	437,026
Government National Mortgage Association	128,998
United States Treasury Inflation Indexed Bonds	37,158
United States Treasury Strip Coupon	552,724
United States Treasury Strip Principal	34,400

Total Market Value of Collateral Securities	$10,200,000

HSBC Securities, Inc. (0.030%)

Security Description	Value (a)

Federal Home Loan Banks	$283,321
Federal Home Loan Mortgage Corp	1,118,136
Federal National Mortgage Association	1,072,305

Total Market Value of Collateral Securities	$2,473,762

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at April 30, 2011.

(g)	At April 30, 2011, the cost of securities for federal income tax purposes was approximately $56,427,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$10,393,000
Unrealized depreciation	(496,000)

Net unrealized appreciation	$9,897,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2011:

	Fair value at April 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$53,670,926	$—	$—	$53,670,926

Total Equity Securities	53,670,926	—	—	53,670,926

Other
Affiliated Money Market Fund(c)	227,467	—	—	227,467
Investments of Cash Collateral Received for Securities on Loan	—	12,425,237	—	12,425,237

Total Other	227,467	12,425,237	—	12,652,704

Investments in Securities	53,898,393	12,425,237	—	66,323,630
Derivatives(d)
Assets
Futures Contracts	21,433	—	—	21,433

Total	$53,919,826	$12,425,237	$—	$66,345,063

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at April 30, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)                      RiverSource Dimensions Series, Inc.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer
Date June 21, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date June 21, 2011

By	/s/ Michael G. Clarke
Michael G. Clarke
Treasurer and Principal Financial Officer
Date June 21, 2011